RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Oct. 31, 2023
RELATED PARTY TRANSACTIONS
Summary of related party transactions

At October 31, 2023 and 2022, due from related party consisted of the following:

Name of related party	October 31, 2023	October 31, 2022
Wei Chen (*)	$—	$1,369
	$—	$1,369

(*) Wei Chen is the Company’s manager.

At October 31, 2023 and 2022, due to related parties consisted of the following:

Name of related party	October 31, 2023	October 31, 2022
WDZG Consulting	$—	$9,449
Fan Shen (1)	—	578
Xiangchun Ruan (1)	—	10,955
Baohai Xu (1)	321,385	105,500
Kui Che (1)	—	48
Zhe Wang (2)	120,985	—
Sheng Xu (3)	110,362	—
Mufang Gao (4)	310,771	—
Feng’e Feng (5)	186,571	—
Mingxiu Luan (6)	123,436	—
	$1,173,510	$126,530

(1)Fan Shen, Xiangchun Ruan, Baohai Xu and Kui Che are the Company’s mangers.

(2)Zhe Wang is the Company’s former chief executive officer and he is the spouse of Sheng Xu.

(3)Sheng Xu is the Company’s chief executive officer and she is the spouse of Zhe Wang.

(4)Mufang Gao is Zhe Wang’s mother.

(5)Feng’e Feng is Sheng Xu’s mother.

(6)Mingxiu Luan is the Company’s chief financial officer.